GOVERNMENT SUBSIDIES	12 Months Ended
Aug. 31, 2020
Government Subsidies [Abstract]
GOVERNMENT SUBSIDIES [Text Block]

25. GOVERNMENT SUBSIDIES

On April 1, 2020, Department of Finance Canada announced the CEWS, which would subsidize 75% of employee wages, retroactive to March 15, 2020, to Canadian employers whose business had been affected by COVID-19 to enable them to re-hire workers previously laid off as a result of pandemic, help prevent further job losses, and to better position companies to resume normal operations following the crisis. Under this program, the Company applied for a wage subsidy of $7,883 for the period March 15, 2020 to August 29, 2020, which has been included as government subsidies in the statements of (loss) income and comprehensive (loss) income.